Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2022
Amendments to IAS 12 [Member]
Statement [Line Items]
Title of new IFRS	Amendments to IAS 12
Description of nature of impending change in accounting policy	Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction.
Date by which application of new IFRS is required	Jan. 01, 2023
Amendments to IAS 1 [Member]
Statement [Line Items]
Title of new IFRS	Amendments to IAS 1
Description of nature of impending change in accounting policy	Presentation of financial statements and accouting policies,classification and liquidation of labialities
Date by which application of new IFRS is required	Jan. 01, 2024
IFRS 17 [member]
Statement [Line Items]
Title of new IFRS	IFRS 17
Description of nature of impending change in accounting policy	Insurance contracts.
Date by which application of new IFRS is required	Jan. 01, 2023
Amendment to IFRS 16 [Member]
Statement [Line Items]
Title of new IFRS	Amendments to IFRS 16
Description of nature of impending change in accounting policy	Leases on sales with leaseback.
Date by which application of new IFRS is required	Jan. 01, 2024
Amendments to IAS 1 IAS 8 [Member]
Statement [Line Items]
Title of new IFRS	Amendments to IAS 1 - IAS 8
Description of nature of impending change in accounting policy	Presentation of financial statements, and accounting policies, changes in accounting estimates and errors.
Date by which application of new IFRS is required	Jan. 01, 2023